Fair Value Measurements - Estimated Fair Value of Outstanding Debt Not Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value of long term debt	$ 1,212,045	$ 1,366,406
Senior Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value of long term debt	$ 1,212,045	$ 1,366,406